Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended																																																																																																																									2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended
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C000240570
Account Value [Line Items]
Accumulated Value	$ 10,140	$ 10,000																																								$ 10,350																																																																																				$ 10,630	$ 11,190	$ 11,530	$ 11,030	$ 10,780	$ 10,360	$ 11,410	$ 12,097	$ 11,717	$ 12,076		$ 12,476	$ 12,128	$ 12,139	$ 12,582	$ 12,653	$ 12,834	$ 12,802	$ 12,461	$ 12,120	$ 11,675	$ 11,751	$ 11,317	$ 11,306	$ 11,729	$ 12,348	$ 13,228	$ 12,957	$ 13,217	$ 13,945	$ 14,825	$ 14,857	$ 15,381	$ 16,792	$ 18,497	$ 16,125	$ 19,787
C000240569
Account Value [Line Items]
Accumulated Value	9,608	9,475																																								9,797																																																																																				10,072	10,593	10,915	10,441	10,205	9,807	10,792	11,432	11,073	11,422		11,791	11,462	11,472	11,891	11,949	12,110	12,080	11,757	11,435	11,016	11,077	10,667	10,657	11,057	11,631	12,461	12,204	12,450	13,127	13,946	13,987	14,469	15,798	17,404	15,159	18,599
C000240571
Account Value [Line Items]
Accumulated Value	10,140	10,000																																								10,350																																																																																				10,630	11,190	11,530	11,030	10,790	10,370	11,420	12,101	11,721	12,080		12,481	12,133	12,154	12,597	12,669	12,839	12,807	12,466	12,125	11,681	11,757	11,323	11,323	11,746	12,355	13,246	12,963	13,235	13,952	14,832	14,876	15,393	16,805	18,522	16,148	19,802
C000220890
Account Value [Line Items]
Accumulated Value			$ 9,980		$ 16,306	$ 14,525	$ 16,024	$ 15,078	$ 13,935	$ 13,541	$ 13,782	$ 13,324	$ 12,528	$ 12,275	$ 12,101	$ 11,302	$ 10,766	$ 10,754	$ 10,646	$ 10,551	$ 10,396	$ 10,496	$ 10,755	$ 11,191	$ 10,555	$ 10,355	$ 10,360	$ 10,091	$ 9,916	$ 9,963	$ 9,764	$ 9,285	$ 9,694	$ 9,368	$ 8,781	$ 9,057	$ 9,368	$ 10,070	$ 9,525	$ 9,114	$ 9,262		$ 9,433	$ 9,091	$ 9,776	$ 8,942	$ 9,212	$ 7,904	$ 8,072	$ 9,156	$ 9,268	$ 9,335	$ 9,947	$ 9,903	$ 10,548	$ 10,837	$ 11,427	$ 11,449	$ 11,231	$ 11,606	$ 11,573	$ 12,026	$ 11,783	$ 12,665	$ 12,584	$ 12,353	$ 12,173	$ 12,223	$ 12,223	$ 11,781	$ 10,980	$ 10,100	$ 9,870
C000220892
Account Value [Line Items]
Accumulated Value			9,456		15,232	13,567	14,979	14,084	13,028	12,657	12,894	12,466	11,721	11,484	11,329	10,582	10,079	10,068	9,968	9,890	9,744	9,833	10,087	10,495	9,899	9,712	9,724	9,472	9,307	9,362	9,165	8,715	9,099	8,798	8,246	8,516	8,808	9,479	8,953	8,576	8,716		8,877	8,555	9,211	8,426	8,682	7,449	7,607	8,629	8,735	8,798	9,386	9,344	9,954	10,227	10,784	10,816	10,602	10,968	10,937	11,365	11,135	11,971	11,904	11,686	11,514	11,562	11,571	11,144	10,394	9,560	9,352
C000220891
Account Value [Line Items]
Accumulated Value			9,980		16,349	14,563	16,066	15,117	13,971	13,572	13,826	13,367	12,557	12,303	12,127	11,327	10,789	10,777	10,669	10,586	10,419	10,516	10,775	11,212	10,575	10,375	10,379	10,109	9,933	9,992	9,781	9,301	9,711	9,381	8,793	9,070	9,381	10,095	9,537	9,125	9,274		9,445	9,102	9,788	8,954	9,232	7,911	8,079	9,165	9,276	9,341	9,964	9,920	10,554	10,844	11,434	11,456	11,234	11,621	11,577	12,030	11,787	12,667	12,586	12,355	12,175	12,225	12,225	11,783	10,980	10,100	9,870
C000220887
Account Value [Line Items]
Accumulated Value			10,000		19,607	18,551	20,150	19,270	18,331	17,784	17,667	17,551	17,084	16,320	16,725	16,347	15,577	15,048	15,022	14,556	13,887	14,273	14,273	15,135	15,073	14,593	14,219	14,450	13,587	13,976	13,501	13,076	13,173	12,530	11,546	11,810	12,230	12,734	12,401	11,868	12,306		11,939	11,584	11,892	11,003	11,158	9,849	9,304	10,150	10,799	10,242	11,216	11,055	11,811	11,800	12,235	12,797	12,165	12,690	12,318	12,745	12,526	12,475	12,626	12,153	11,771	11,509	11,177	11,328	10,780	9,430	9,790
C000220889
Account Value [Line Items]
Accumulated Value			9,475		18,320	17,332	18,828	18,018	17,140	16,625	16,528	16,419	15,982	15,278	15,652	15,298	14,588	14,092	14,080	13,643	13,016	13,383	13,383	14,192	14,145	13,695	13,341	13,558	12,758	13,124	12,690	12,290	12,381	11,785	10,860	11,108	11,503	11,977	11,672	11,171	11,583		11,238	10,903	11,193	10,357	10,519	9,285	8,760	9,569	10,181	9,655	10,576	10,424	11,149	11,138	11,550	12,091	11,488	11,985	11,643	12,037	11,840	11,791	11,943	11,496	11,134	10,896	10,581	10,724	10,214	8,925	9,267
C000220888
Account Value [Line Items]
Accumulated Value			10,000		19,661	18,603	20,205	19,323	18,382	17,829	17,712	17,595	17,115	16,361	16,766	16,387	15,615	15,084	15,059	14,591	13,921	14,302	14,302	15,153	15,104	14,623	14,246	14,478	13,612	14,002	13,527	13,101	13,198	12,549	11,565	11,829	12,249	12,754	12,419	11,885	12,324		11,956	11,589	11,909	11,007	11,170	9,859	9,314	10,161	10,810	10,247	11,222	11,061	11,818	11,818	12,242	12,804	12,168	12,694	12,322	12,749	12,541	12,477	12,638	12,155	11,773	11,511	11,179	11,330	10,790	9,430	9,790
C000004878
Account Value [Line Items]
Accumulated Value				$ 10,000	17,738	16,991	16,648	16,534	16,420	16,233	16,316	16,606	16,617	16,201	16,025	15,848	15,464	15,516	15,651	15,630	15,423	15,474	14,955	14,737	14,768	14,602	14,831	14,810	14,747	14,779	14,571	14,249	13,802	14,079	14,011	14,099	13,855	13,836	13,700	13,440	13,384		13,217	13,337	13,198	13,402	13,021	12,860	12,654	12,636	12,295	12,367	12,609	12,609	12,456	12,358	12,609	12,627	12,322	12,223	12,806	12,546	12,447	12,555	12,716	12,591	12,412	12,232	12,474	12,564	12,521	12,155	12,050	$ 12,155	$ 12,129	$ 12,120	$ 12,146	$ 11,875	$ 11,744	$ 11,771	$ 11,893	$ 11,753	$ 11,806	$ 11,772	$ 11,544	$ 11,358	$ 11,570	$ 11,595	$ 11,485	$ 11,696	$ 11,730	$ 11,705	$ 11,823	$ 11,561	$ 11,686	$ 11,724	$ 11,832	$ 11,556	$ 11,701	$ 11,610	$ 11,640	$ 11,502	$ 11,410	$ 11,280	$ 11,150	$ 11,042	$ 10,971	$ 10,994	$ 10,743	$ 10,576	$ 10,500	$ 10,455	$ 10,591	$ 10,204	$ 10,249	$ 10,212	$ 10,371	$ 10,219	$ 10,261	$ 10,060	$ 10,015	$ 10,015	$ 9,970	$ 9,918	$ 10,052
C000004879
Account Value [Line Items]
Accumulated Value				10,000	17,276	16,546	16,217	16,104	16,001	15,826	15,909	16,197	16,207	15,816	15,631	15,466	15,096	15,148	15,292	15,271	15,065	15,127	14,623	14,417	14,448	14,284	14,520	14,489	14,438	14,469	14,274	13,955	13,523	13,801	13,733	13,820	13,588	13,569	13,443	13,185	13,139		12,974	13,093	12,964	13,167	12,796	12,636	12,440	12,422	12,093	12,173	12,404	12,404	12,262	12,164	12,413	12,440	12,146	12,048	12,627	12,378	12,280	12,386	12,547	12,431	12,253	12,084	12,324	12,413	12,376	12,011	11,916	12,020	11,994	11,985	12,011	11,751	11,621	11,656	11,777	11,647	11,695	11,661	11,442	11,256	11,476	11,501	11,391	11,602	11,636	11,619	11,737	11,476	11,610	11,649	11,764	11,495	11,641	11,549	11,587	11,457	11,357	11,227	11,104	10,996	10,917	10,948	10,704	10,529	10,461	10,423	10,560	10,179	10,217	10,187	10,346	10,202	10,240	10,045	10,000	10,000	9,963	9,910	10,053
C000004880
Account Value [Line Items]
Accumulated Value				9,475	16,309	15,628	15,316	15,209	15,112	14,946	15,024	15,297	15,306	14,936	14,771	14,605	14,264	14,313	14,440	14,420	14,235	14,294	13,807	13,612	13,641	13,495	13,709	13,690	13,632	13,671	13,486	13,184	12,775	13,032	12,978	13,060	12,831	12,822	12,698	12,454	12,411		12,254	12,367	12,254	12,437	12,086	11,943	11,757	11,741	11,429	11,496	11,724	11,724	11,589	11,496	11,732	11,757	11,479	11,386	11,935	11,698	11,606	11,707	11,859	11,749	11,580	11,420	11,648	11,724	11,692	11,355	11,256	11,355	11,330	11,322	11,355	11,108	10,984	11,017	11,133	11,009	11,055	11,023	10,815	10,648	10,847	10,871	10,768	10,967	11,007	10,991	11,103	10,855	10,978	11,014	11,123	10,869	11,007	10,920	10,956	10,833	10,738	10,622	10,506	10,404	10,337	10,366	10,135	9,969	9,904	9,868	9,998	9,638	9,674	9,652	9,796	9,659	9,695	9,511	9,468	9,475	9,439	9,390	9,518
C000004882
Account Value [Line Items]
Accumulated Value				10,000	16,269	15,589	15,279	15,172	15,075	14,909	14,987	15,259	15,269	14,900	14,735	14,569	14,230	14,278	14,404	14,385	14,200	14,259	13,773	13,579	13,608	13,462	13,676	13,656	13,598	13,639	13,457	13,164	12,770	13,036	12,979	13,074	12,856	12,846	12,729	12,502	12,457		12,311	12,429	12,321	12,520	12,168	12,036	11,851	11,842	11,534	11,614	11,851	11,851	11,719	11,640	11,886	11,913	11,640	11,552	12,115	11,886	11,798	11,913	12,071	11,966	11,798	11,649	11,886	11,974	11,949	11,611	11,516	11,628	11,611	11,611	11,646	11,403	11,281	11,325	11,446	11,325	11,385	11,359	11,147	10,978	11,190	11,224	11,122	11,342	11,385	11,368	11,495	11,249	11,382	11,429	11,546	11,288	11,436	11,358	11,390	11,273	11,187	11,062	10,953	10,852	10,791	10,830	10,589	10,427	10,365	10,334	10,473	10,101	10,148	10,125	10,287	10,148	10,192	10,000	9,969	9,977	9,946	9,892	10,038
C000173964
Account Value [Line Items]
Accumulated Value				10,000	17,905	17,152	16,807	16,681	16,577	16,389	16,462	16,755	16,765	16,347	16,159	15,981	15,594	15,646	15,782	15,751	15,541	15,604	15,071	14,851	14,883	14,715	14,945	14,914	14,851	14,883	14,673	14,349	13,899	14,175	14,107	14,185	13,940	13,920	13,778	13,516	13,460		13,292	13,404	13,274	13,470	13,087	12,925	12,718	12,700	12,357	12,430	12,664	12,664	12,511	12,402	12,655	12,673	12,366	12,267	12,853	12,592	12,493	12,592	12,754	12,637	12,448	12,267	12,511	12,592	12,551	12,183	12,078	12,183	12,148	12,139	12,165	11,894	11,762	11,788	11,911	11,771	11,818	11,784	11,555	11,369	11,581	11,606	11,487	11,699	11,733	11,707	11,826	11,555	11,686	11,725	11,832	11,556	11,702	11,602	11,632	11,494	11,395	11,264	11,142	11,027	10,952	10,990	10,739	10,564	10,488	10,450	10,579	10,199	10,237	10,207	10,359	10,207	10,246	10,045	10,000	10,000	9,963	9,910	10,045
MSCI Emerging Markets ex China Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								MSCI Emerging Markets ex China Index (Net)
Accumulated Value	10,102	10,000																																								10,185																																																																																				10,328	10,713	11,178	10,627	10,356	9,970	11,001	11,705	11,414	11,819		12,174	11,977	11,965	12,690	12,797	13,029	13,193	12,681	12,267	12,121	12,379	11,908	11,913	12,373	12,980	13,883	13,996	13,964	14,804	15,959	15,585	16,317	18,021	19,746	16,833	19,947
MSCI Emerging Markets ex China Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								MSCI Emerging Markets ex China Index (Net)
Accumulated Value	10,102	10,000																																								10,185																																																																																				10,328	10,713	11,178	10,627	10,356	9,970	11,001	11,705	11,414	11,819		12,174	11,977	11,965	12,690	12,797	13,029	13,193	12,681	12,267	12,121	12,379	11,908	11,913	12,373	12,980	13,883	13,996	13,964	14,804	15,959	15,585	16,317	18,021	19,746	16,833	19,947
MSCI Emerging Markets ex China Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								MSCI Emerging Markets ex China Index (Net)
Accumulated Value	$ 10,102	$ 10,000																																								$ 10,185																																																																																				$ 10,328	$ 10,713	$ 11,178	$ 10,627	$ 10,356	$ 9,970	$ 11,001	$ 11,705	$ 11,414	$ 11,819		$ 12,174	$ 11,977	$ 11,965	$ 12,690	$ 12,797	$ 13,029	$ 13,193	$ 12,681	$ 12,267	$ 12,121	$ 12,379	$ 11,908	$ 11,913	$ 12,373	$ 12,980	$ 13,883	$ 13,996	$ 13,964	$ 14,804	$ 15,959	$ 15,585	$ 16,317	$ 18,021	$ 19,746	$ 16,833	$ 19,947
MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Accumulated Value			9,973		16,520	14,402	16,565	15,702	14,425	14,006	14,350	13,774	12,854	12,692	12,449	11,743	11,262	11,116	11,046	10,993	10,800	10,815	11,218	11,740	11,005	10,830	10,798	10,389	10,330	10,284	10,036	9,580	10,046	9,668	8,952	9,314	9,564	10,192	9,594	9,243	9,401		9,509	9,230	9,870	9,147	9,278	8,079	8,338	9,446	9,406	9,429	10,101	10,056	10,649	10,895	11,230	11,447	11,236	11,714	11,599	12,079	11,771	12,621	12,599	12,313	12,014	12,198	12,106	11,746	10,941	10,015	9,813
MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Accumulated Value			9,973		16,520	14,402	16,565	15,702	14,425	14,006	14,350	13,774	12,854	12,692	12,449	11,743	11,262	11,116	11,046	10,993	10,800	10,815	11,218	11,740	11,005	10,830	10,798	10,389	10,330	10,284	10,036	9,580	10,046	9,668	8,952	9,314	9,564	10,192	9,594	9,243	9,401		9,509	9,230	9,870	9,147	9,278	8,079	8,338	9,446	9,406	9,429	10,101	10,056	10,649	10,895	11,230	11,447	11,236	11,714	11,599	12,079	11,771	12,621	12,599	12,313	12,014	12,198	12,106	11,746	10,941	10,015	9,813
MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Accumulated Value			9,973		16,520	14,402	16,565	15,702	14,425	14,006	14,350	13,774	12,854	12,692	12,449	11,743	11,262	11,116	11,046	10,993	10,800	10,815	11,218	11,740	11,005	10,830	10,798	10,389	10,330	10,284	10,036	9,580	10,046	9,668	8,952	9,314	9,564	10,192	9,594	9,243	9,401		9,509	9,230	9,870	9,147	9,278	8,079	8,338	9,446	9,406	9,429	10,101	10,056	10,649	10,895	11,230	11,447	11,236	11,714	11,599	12,079	11,771	12,621	12,599	12,313	12,014	12,198	12,106	11,746	10,941	10,015	9,813
MSCI EAFE Index (Net)
Account Value [Line Items]
Accumulated Value			10,018		18,424	17,147	19,114	18,268	17,362	16,857	16,753	16,558	16,247	15,583	15,805	15,464	14,787	14,140	14,197	13,927	13,231	13,539	13,617	14,400	14,268	13,819	13,425	13,645	13,136	13,481	13,052	12,818	12,744	12,101	11,073	11,541	11,950	12,426	12,036	11,512	12,021		11,691	11,408	11,651	10,778	10,770	9,680	9,186	10,134	10,639	10,134	11,170	11,087	11,854	11,778	11,990	12,599	11,986	12,571	12,269	12,636	12,417	12,324	12,464	12,070	11,718	11,454	11,203	11,324	10,821	9,368	9,758
MSCI EAFE Index (Net)
Account Value [Line Items]
Accumulated Value			10,018		18,424	17,147	19,114	18,268	17,362	16,857	16,753	16,558	16,247	15,583	15,805	15,464	14,787	14,140	14,197	13,927	13,231	13,539	13,617	14,400	14,268	13,819	13,425	13,645	13,136	13,481	13,052	12,818	12,744	12,101	11,073	11,541	11,950	12,426	12,036	11,512	12,021		11,691	11,408	11,651	10,778	10,770	9,680	9,186	10,134	10,639	10,134	11,170	11,087	11,854	11,778	11,990	12,599	11,986	12,571	12,269	12,636	12,417	12,324	12,464	12,070	11,718	11,454	11,203	11,324	10,821	9,368	9,758
MSCI EAFE Index (Net)
Account Value [Line Items]
Accumulated Value			$ 10,018		18,424	17,147	19,114	18,268	17,362	16,857	16,753	16,558	16,247	15,583	15,805	15,464	14,787	14,140	14,197	13,927	13,231	13,539	13,617	14,400	14,268	13,819	13,425	13,645	13,136	13,481	13,052	12,818	12,744	12,101	11,073	11,541	11,950	12,426	12,036	11,512	12,021		11,691	11,408	11,651	10,778	10,770	9,680	9,186	10,134	10,639	10,134	11,170	11,087	11,854	11,778	11,990	12,599	11,986	12,571	12,269	12,636	12,417	12,324	12,464	12,070	11,718	11,454	11,203	11,324	10,821	9,368	9,758
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value				10,000	31,770	28,836	31,067	30,673	29,790	29,482	29,486	28,840	27,832	27,161	26,798	25,646	24,252	24,028	25,016	25,168	24,351	24,941	24,042	24,594	24,035	23,440	23,068	22,566	21,685	22,425	21,742	20,847	20,726	19,776	18,105	18,666	19,471	20,031	19,324	18,263	18,461		18,200	17,655	18,176	16,960	17,655	16,384	15,452	17,088	17,741	16,583	18,109	18,088	19,662	19,245	19,755	20,776	19,977	20,470	19,475	20,315	19,819	19,683	19,427	19,129	18,328	17,851	17,447	17,527	16,749	14,911	15,283	15,792	14,881	14,133	13,696	13,125	11,855	13,705	14,910	15,076	14,563	14,216	13,837	13,552	13,882	13,841	12,990	13,810	13,359	13,193	12,849	11,909	12,811	12,626	13,649	13,590	13,484	13,089	13,161	13,144	13,020	13,305	13,888	13,146	12,938	12,692	12,434	12,198	12,152	11,821	11,768	11,514	11,337	11,200	10,894	10,604	10,380	10,302	10,480	10,416	10,381	9,952	10,013
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value				10,000	31,770	28,836	31,067	30,673	29,790	29,482	29,486	28,840	27,832	27,161	26,798	25,646	24,252	24,028	25,016	25,168	24,351	24,941	24,042	24,594	24,035	23,440	23,068	22,566	21,685	22,425	21,742	20,847	20,726	19,776	18,105	18,666	19,471	20,031	19,324	18,263	18,461		18,200	17,655	18,176	16,960	17,655	16,384	15,452	17,088	17,741	16,583	18,109	18,088	19,662	19,245	19,755	20,776	19,977	20,470	19,475	20,315	19,819	19,683	19,427	19,129	18,328	17,851	17,447	17,527	16,749	14,911	15,283	15,792	14,881	14,133	13,696	13,125	11,855	13,705	14,910	15,076	14,563	14,216	13,837	13,552	13,882	13,841	12,990	13,810	13,359	13,193	12,849	11,909	12,811	12,626	13,649	13,590	13,484	13,089	13,161	13,144	13,020	13,305	13,888	13,146	12,938	12,692	12,434	12,198	12,152	11,821	11,768	11,514	11,337	11,200	10,894	10,604	10,380	10,302	10,480	10,416	10,381	9,952	10,013
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value				10,000	31,770	28,836	31,067	30,673	29,790	29,482	29,486	28,840	27,832	27,161	26,798	25,646	24,252	24,028	25,016	25,168	24,351	24,941	24,042	24,594	24,035	23,440	23,068	22,566	21,685	22,425	21,742	20,847	20,726	19,776	18,105	18,666	19,471	20,031	19,324	18,263	18,461		18,200	17,655	18,176	16,960	17,655	16,384	15,452	17,088	17,741	16,583	18,109	18,088	19,662	19,245	19,755	20,776	19,977	20,470	19,475	20,315	19,819	19,683	19,427	19,129	18,328	17,851	17,447	17,527	16,749	14,911	15,283	15,792	14,881	14,133	13,696	13,125	11,855	13,705	14,910	15,076	14,563	14,216	13,837	13,552	13,882	13,841	12,990	13,810	13,359	13,193	12,849	11,909	12,811	12,626	13,649	13,590	13,484	13,089	13,161	13,144	13,020	13,305	13,888	13,146	12,938	12,692	12,434	12,198	12,152	11,821	11,768	11,514	11,337	11,200	10,894	10,604	10,380	10,302	10,480	10,416	10,381	9,952	10,013
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value				10,000	31,770	28,836	31,067	30,673	29,790	29,482	29,486	28,840	27,832	27,161	26,798	25,646	24,252	24,028	25,016	25,168	24,351	24,941	24,042	24,594	24,035	23,440	23,068	22,566	21,685	22,425	21,742	20,847	20,726	19,776	18,105	18,666	19,471	20,031	19,324	18,263	18,461		18,200	17,655	18,176	16,960	17,655	16,384	15,452	17,088	17,741	16,583	18,109	18,088	19,662	19,245	19,755	20,776	19,977	20,470	19,475	20,315	19,819	19,683	19,427	19,129	18,328	17,851	17,447	17,527	16,749	14,911	15,283	15,792	14,881	14,133	13,696	13,125	11,855	13,705	14,910	15,076	14,563	14,216	13,837	13,552	13,882	13,841	12,990	13,810	13,359	13,193	12,849	11,909	12,811	12,626	13,649	13,590	13,484	13,089	13,161	13,144	13,020	13,305	13,888	13,146	12,938	12,692	12,434	12,198	12,152	11,821	11,768	11,514	11,337	11,200	10,894	10,604	10,380	10,302	10,480	10,416	10,381	9,952	10,013
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value				10,000	31,770	28,836	31,067	30,673	29,790	29,482	29,486	28,840	27,832	27,161	26,798	25,646	24,252	24,028	25,016	25,168	24,351	24,941	24,042	24,594	24,035	23,440	23,068	22,566	21,685	22,425	21,742	20,847	20,726	19,776	18,105	18,666	19,471	20,031	19,324	18,263	18,461		18,200	17,655	18,176	16,960	17,655	16,384	15,452	17,088	17,741	16,583	18,109	18,088	19,662	19,245	19,755	20,776	19,977	20,470	19,475	20,315	19,819	19,683	19,427	19,129	18,328	17,851	17,447	17,527	16,749	14,911	15,283	15,792	14,881	14,133	13,696	13,125	11,855	13,705	14,910	15,076	14,563	14,216	13,837	13,552	13,882	13,841	12,990	13,810	13,359	13,193	12,849	11,909	12,811	12,626	13,649	13,590	13,484	13,089	13,161	13,144	13,020	13,305	13,888	13,146	12,938	12,692	12,434	12,198	12,152	11,821	11,768	11,514	11,337	11,200	10,894	10,604	10,380	10,302	10,480	10,416	10,381	9,952	10,013
Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								Bloomberg 1-3 Year Treasury Bond Index
Accumulated Value				10,000	11,936	11,913	11,968	11,903	11,881	11,842	11,787	11,747	11,712	11,610	11,617	11,547	11,574	11,480	11,426	11,346	11,297	11,272	11,239	11,308	11,217	11,117	10,989	10,925	10,849	10,890	10,852	10,899	10,860	10,735	10,625	10,589	10,592	10,551	10,515	10,569	10,607		10,578	10,408	10,489	10,413	10,394	10,327	10,337	10,460	10,544	10,499	10,566	10,504	10,554	10,705	10,749	10,826	10,848	10,853	10,888	10,899	10,900	10,881	10,900	10,890	10,886	10,888	10,894	10,891	10,886	10,882	10,886	10,884	10,886	10,876	10,872	10,863	10,849	10,711	10,616	10,558	10,535	10,539	10,504	10,516	10,431	10,443	10,389	10,313	10,292	10,229	10,219	10,191	10,110	10,074	10,059	10,072	10,039	10,040	10,039	10,002	10,019	9,999	10,004	10,035	10,034	10,056	10,063	10,080	10,060	10,039	10,047	10,034	10,020	10,015	10,005	9,992	9,990	10,031	10,038	10,027	10,044	10,049	9,989
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value				10,000	12,537	12,500	12,464	12,430	12,395	12,352	12,318	12,275	12,234	12,186	12,145	12,105	12,061	12,020	11,980	11,942	11,898	11,850	11,805	11,760	11,709	11,654	11,602	11,555	11,499	11,450	11,399	11,353	11,304	11,252	11,201	11,152	11,101	11,051	11,007	10,957	10,914		10,880	10,833	10,798	10,764	10,726	10,691	10,674	10,648	10,630	10,625	10,622	10,614	10,613	10,610	10,608	10,608	10,608	10,607	10,607	10,607	10,606	10,606	10,606	10,606	10,606	10,605	10,604	10,603	10,602	10,601	10,600	10,599	10,598	10,596	10,594	10,594	10,593	10,562	10,547	10,533	10,518	10,505	10,485	10,466	10,445	10,426	10,403	10,379	10,360	10,337	10,318	10,298	10,279	10,258	10,240	10,225	10,206	10,190	10,173	10,158	10,144	10,130	10,121	10,108	10,097	10,089	10,080	10,071	10,062	10,053	10,045	10,040	10,033	10,031	10,027	10,023	10,018	10,017	10,014	10,009	10,007	10,005	10,001
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Accumulated Value				10,000	15,562	15,154	15,486	15,374	15,239	15,162	15,110	14,988	14,820	14,634	14,591	14,364	14,185	14,066	14,156	14,103	13,940	13,999	13,840	13,982	13,818	13,639	13,467	13,334	13,132	13,279	13,141	13,043	12,989	12,726	12,345	12,406	12,539	12,590	12,444	12,313	12,379		12,310	12,069	12,227	11,947	12,050	11,764	11,597	11,990	12,175	11,929	12,245	12,187	12,481	12,546	12,667	12,894	12,786	12,868	12,736	12,879	12,799	12,761	12,735	12,677	12,536	12,456	12,389	12,400	12,253	11,884	11,960	12,055	11,875	11,712	11,617	11,485	11,175	11,451	11,607	11,591	11,471	11,405	11,300	11,250	11,248	11,250	11,026	11,130	11,020	10,934	10,854	10,623	10,747	10,679	10,871	10,869	10,821	10,742	10,755	10,722	10,711	10,752	10,870	10,743	10,700	10,665	10,616	10,578	10,552	10,462	10,457	10,390	10,338	10,303	10,224	10,145	10,088	10,100	10,149	10,124	10,129	10,025	9,995
Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								Bloomberg 1-3 Year Treasury Bond Index
Accumulated Value				10,000	11,936	11,913	11,968	11,903	11,881	11,842	11,787	11,747	11,712	11,610	11,617	11,547	11,574	11,480	11,426	11,346	11,297	11,272	11,239	11,308	11,217	11,117	10,989	10,925	10,849	10,890	10,852	10,899	10,860	10,735	10,625	10,589	10,592	10,551	10,515	10,569	10,607		10,578	10,408	10,489	10,413	10,394	10,327	10,337	10,460	10,544	10,499	10,566	10,504	10,554	10,705	10,749	10,826	10,848	10,853	10,888	10,899	10,900	10,881	10,900	10,890	10,886	10,888	10,894	10,891	10,886	10,882	10,886	10,884	10,886	10,876	10,872	10,863	10,849	10,711	10,616	10,558	10,535	10,539	10,504	10,516	10,431	10,443	10,389	10,313	10,292	10,229	10,219	10,191	10,110	10,074	10,059	10,072	10,039	10,040	10,039	10,002	10,019	9,999	10,004	10,035	10,034	10,056	10,063	10,080	10,060	10,039	10,047	10,034	10,020	10,015	10,005	9,992	9,990	10,031	10,038	10,027	10,044	10,049	9,989
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value				10,000	12,537	12,500	12,464	12,430	12,395	12,352	12,318	12,275	12,234	12,186	12,145	12,105	12,061	12,020	11,980	11,942	11,898	11,850	11,805	11,760	11,709	11,654	11,602	11,555	11,499	11,450	11,399	11,353	11,304	11,252	11,201	11,152	11,101	11,051	11,007	10,957	10,914		10,880	10,833	10,798	10,764	10,726	10,691	10,674	10,648	10,630	10,625	10,622	10,614	10,613	10,610	10,608	10,608	10,608	10,607	10,607	10,607	10,606	10,606	10,606	10,606	10,606	10,605	10,604	10,603	10,602	10,601	10,600	10,599	10,598	10,596	10,594	10,594	10,593	10,562	10,547	10,533	10,518	10,505	10,485	10,466	10,445	10,426	10,403	10,379	10,360	10,337	10,318	10,298	10,279	10,258	10,240	10,225	10,206	10,190	10,173	10,158	10,144	10,130	10,121	10,108	10,097	10,089	10,080	10,071	10,062	10,053	10,045	10,040	10,033	10,031	10,027	10,023	10,018	10,017	10,014	10,009	10,007	10,005	10,001
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Accumulated Value				10,000	15,562	15,154	15,486	15,374	15,239	15,162	15,110	14,988	14,820	14,634	14,591	14,364	14,185	14,066	14,156	14,103	13,940	13,999	13,840	13,982	13,818	13,639	13,467	13,334	13,132	13,279	13,141	13,043	12,989	12,726	12,345	12,406	12,539	12,590	12,444	12,313	12,379		12,310	12,069	12,227	11,947	12,050	11,764	11,597	11,990	12,175	11,929	12,245	12,187	12,481	12,546	12,667	12,894	12,786	12,868	12,736	12,879	12,799	12,761	12,735	12,677	12,536	12,456	12,389	12,400	12,253	11,884	11,960	12,055	11,875	11,712	11,617	11,485	11,175	11,451	11,607	11,591	11,471	11,405	11,300	11,250	11,248	11,250	11,026	11,130	11,020	10,934	10,854	10,623	10,747	10,679	10,871	10,869	10,821	10,742	10,755	10,722	10,711	10,752	10,870	10,743	10,700	10,665	10,616	10,578	10,552	10,462	10,457	10,390	10,338	10,303	10,224	10,145	10,088	10,100	10,149	10,124	10,129	10,025	9,995
Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								Bloomberg 1-3 Year Treasury Bond Index
Accumulated Value				10,000	11,936	11,913	11,968	11,903	11,881	11,842	11,787	11,747	11,712	11,610	11,617	11,547	11,574	11,480	11,426	11,346	11,297	11,272	11,239	11,308	11,217	11,117	10,989	10,925	10,849	10,890	10,852	10,899	10,860	10,735	10,625	10,589	10,592	10,551	10,515	10,569	10,607		10,578	10,408	10,489	10,413	10,394	10,327	10,337	10,460	10,544	10,499	10,566	10,504	10,554	10,705	10,749	10,826	10,848	10,853	10,888	10,899	10,900	10,881	10,900	10,890	10,886	10,888	10,894	10,891	10,886	10,882	10,886	10,884	10,886	10,876	10,872	10,863	10,849	10,711	10,616	10,558	10,535	10,539	10,504	10,516	10,431	10,443	10,389	10,313	10,292	10,229	10,219	10,191	10,110	10,074	10,059	10,072	10,039	10,040	10,039	10,002	10,019	9,999	10,004	10,035	10,034	10,056	10,063	10,080	10,060	10,039	10,047	10,034	10,020	10,015	10,005	9,992	9,990	10,031	10,038	10,027	10,044	10,049	9,989
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value				10,000	12,537	12,500	12,464	12,430	12,395	12,352	12,318	12,275	12,234	12,186	12,145	12,105	12,061	12,020	11,980	11,942	11,898	11,850	11,805	11,760	11,709	11,654	11,602	11,555	11,499	11,450	11,399	11,353	11,304	11,252	11,201	11,152	11,101	11,051	11,007	10,957	10,914		10,880	10,833	10,798	10,764	10,726	10,691	10,674	10,648	10,630	10,625	10,622	10,614	10,613	10,610	10,608	10,608	10,608	10,607	10,607	10,607	10,606	10,606	10,606	10,606	10,606	10,605	10,604	10,603	10,602	10,601	10,600	10,599	10,598	10,596	10,594	10,594	10,593	10,562	10,547	10,533	10,518	10,505	10,485	10,466	10,445	10,426	10,403	10,379	10,360	10,337	10,318	10,298	10,279	10,258	10,240	10,225	10,206	10,190	10,173	10,158	10,144	10,130	10,121	10,108	10,097	10,089	10,080	10,071	10,062	10,053	10,045	10,040	10,033	10,031	10,027	10,023	10,018	10,017	10,014	10,009	10,007	10,005	10,001
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Accumulated Value				10,000	15,562	15,154	15,486	15,374	15,239	15,162	15,110	14,988	14,820	14,634	14,591	14,364	14,185	14,066	14,156	14,103	13,940	13,999	13,840	13,982	13,818	13,639	13,467	13,334	13,132	13,279	13,141	13,043	12,989	12,726	12,345	12,406	12,539	12,590	12,444	12,313	12,379		12,310	12,069	12,227	11,947	12,050	11,764	11,597	11,990	12,175	11,929	12,245	12,187	12,481	12,546	12,667	12,894	12,786	12,868	12,736	12,879	12,799	12,761	12,735	12,677	12,536	12,456	12,389	12,400	12,253	11,884	11,960	12,055	11,875	11,712	11,617	11,485	11,175	11,451	11,607	11,591	11,471	11,405	11,300	11,250	11,248	11,250	11,026	11,130	11,020	10,934	10,854	10,623	10,747	10,679	10,871	10,869	10,821	10,742	10,755	10,722	10,711	10,752	10,870	10,743	10,700	10,665	10,616	10,578	10,552	10,462	10,457	10,390	10,338	10,303	10,224	10,145	10,088	10,100	10,149	10,124	10,129	10,025	9,995
Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								Bloomberg 1-3 Year Treasury Bond Index
Accumulated Value				10,000	11,936	11,913	11,968	11,903	11,881	11,842	11,787	11,747	11,712	11,610	11,617	11,547	11,574	11,480	11,426	11,346	11,297	11,272	11,239	11,308	11,217	11,117	10,989	10,925	10,849	10,890	10,852	10,899	10,860	10,735	10,625	10,589	10,592	10,551	10,515	10,569	10,607		10,578	10,408	10,489	10,413	10,394	10,327	10,337	10,460	10,544	10,499	10,566	10,504	10,554	10,705	10,749	10,826	10,848	10,853	10,888	10,899	10,900	10,881	10,900	10,890	10,886	10,888	10,894	10,891	10,886	10,882	10,886	10,884	10,886	10,876	10,872	10,863	10,849	10,711	10,616	10,558	10,535	10,539	10,504	10,516	10,431	10,443	10,389	10,313	10,292	10,229	10,219	10,191	10,110	10,074	10,059	10,072	10,039	10,040	10,039	10,002	10,019	9,999	10,004	10,035	10,034	10,056	10,063	10,080	10,060	10,039	10,047	10,034	10,020	10,015	10,005	9,992	9,990	10,031	10,038	10,027	10,044	10,049	9,989
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value				10,000	12,537	12,500	12,464	12,430	12,395	12,352	12,318	12,275	12,234	12,186	12,145	12,105	12,061	12,020	11,980	11,942	11,898	11,850	11,805	11,760	11,709	11,654	11,602	11,555	11,499	11,450	11,399	11,353	11,304	11,252	11,201	11,152	11,101	11,051	11,007	10,957	10,914		10,880	10,833	10,798	10,764	10,726	10,691	10,674	10,648	10,630	10,625	10,622	10,614	10,613	10,610	10,608	10,608	10,608	10,607	10,607	10,607	10,606	10,606	10,606	10,606	10,606	10,605	10,604	10,603	10,602	10,601	10,600	10,599	10,598	10,596	10,594	10,594	10,593	10,562	10,547	10,533	10,518	10,505	10,485	10,466	10,445	10,426	10,403	10,379	10,360	10,337	10,318	10,298	10,279	10,258	10,240	10,225	10,206	10,190	10,173	10,158	10,144	10,130	10,121	10,108	10,097	10,089	10,080	10,071	10,062	10,053	10,045	10,040	10,033	10,031	10,027	10,023	10,018	10,017	10,014	10,009	10,007	10,005	10,001
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Accumulated Value				10,000	15,562	15,154	15,486	15,374	15,239	15,162	15,110	14,988	14,820	14,634	14,591	14,364	14,185	14,066	14,156	14,103	13,940	13,999	13,840	13,982	13,818	13,639	13,467	13,334	13,132	13,279	13,141	13,043	12,989	12,726	12,345	12,406	12,539	12,590	12,444	12,313	12,379		12,310	12,069	12,227	11,947	12,050	11,764	11,597	11,990	12,175	11,929	12,245	12,187	12,481	12,546	12,667	12,894	12,786	12,868	12,736	12,879	12,799	12,761	12,735	12,677	12,536	12,456	12,389	12,400	12,253	11,884	11,960	12,055	11,875	11,712	11,617	11,485	11,175	11,451	11,607	11,591	11,471	11,405	11,300	11,250	11,248	11,250	11,026	11,130	11,020	10,934	10,854	10,623	10,747	10,679	10,871	10,869	10,821	10,742	10,755	10,722	10,711	10,752	10,870	10,743	10,700	10,665	10,616	10,578	10,552	10,462	10,457	10,390	10,338	10,303	10,224	10,145	10,088	10,100	10,149	10,124	10,129	10,025	9,995
Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								Bloomberg 1-3 Year Treasury Bond Index
Accumulated Value				10,000	11,936	11,913	11,968	11,903	11,881	11,842	11,787	11,747	11,712	11,610	11,617	11,547	11,574	11,480	11,426	11,346	11,297	11,272	11,239	11,308	11,217	11,117	10,989	10,925	10,849	10,890	10,852	10,899	10,860	10,735	10,625	10,589	10,592	10,551	10,515	10,569	10,607		10,578	10,408	10,489	10,413	10,394	10,327	10,337	10,460	10,544	10,499	10,566	10,504	10,554	10,705	10,749	10,826	10,848	10,853	10,888	10,899	10,900	10,881	10,900	10,890	10,886	10,888	10,894	10,891	10,886	10,882	10,886	10,884	10,886	10,876	10,872	10,863	10,849	10,711	10,616	10,558	10,535	10,539	10,504	10,516	10,431	10,443	10,389	10,313	10,292	10,229	10,219	10,191	10,110	10,074	10,059	10,072	10,039	10,040	10,039	10,002	10,019	9,999	10,004	10,035	10,034	10,056	10,063	10,080	10,060	10,039	10,047	10,034	10,020	10,015	10,005	9,992	9,990	10,031	10,038	10,027	10,044	10,049	9,989
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value				10,000	12,537	12,500	12,464	12,430	12,395	12,352	12,318	12,275	12,234	12,186	12,145	12,105	12,061	12,020	11,980	11,942	11,898	11,850	11,805	11,760	11,709	11,654	11,602	11,555	11,499	11,450	11,399	11,353	11,304	11,252	11,201	11,152	11,101	11,051	11,007	10,957	10,914		10,880	10,833	10,798	10,764	10,726	10,691	10,674	10,648	10,630	10,625	10,622	10,614	10,613	10,610	10,608	10,608	10,608	10,607	10,607	10,607	10,606	10,606	10,606	10,606	10,606	10,605	10,604	10,603	10,602	10,601	10,600	10,599	10,598	10,596	10,594	10,594	10,593	10,562	10,547	10,533	10,518	10,505	10,485	10,466	10,445	10,426	10,403	10,379	10,360	10,337	10,318	10,298	10,279	10,258	10,240	10,225	10,206	10,190	10,173	10,158	10,144	10,130	10,121	10,108	10,097	10,089	10,080	10,071	10,062	10,053	10,045	10,040	10,033	10,031	10,027	10,023	10,018	10,017	10,014	10,009	10,007	10,005	10,001
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																								25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Accumulated Value				$ 10,000	$ 15,562	$ 15,154	$ 15,486	$ 15,374	$ 15,239	$ 15,162	$ 15,110	$ 14,988	$ 14,820	$ 14,634	$ 14,591	$ 14,364	$ 14,185	$ 14,066	$ 14,156	$ 14,103	$ 13,940	$ 13,999	$ 13,840	$ 13,982	$ 13,818	$ 13,639	$ 13,467	$ 13,334	$ 13,132	$ 13,279	$ 13,141	$ 13,043	$ 12,989	$ 12,726	$ 12,345	$ 12,406	$ 12,539	$ 12,590	$ 12,444	$ 12,313	$ 12,379		$ 12,310	$ 12,069	$ 12,227	$ 11,947	$ 12,050	$ 11,764	$ 11,597	$ 11,990	$ 12,175	$ 11,929	$ 12,245	$ 12,187	$ 12,481	$ 12,546	$ 12,667	$ 12,894	$ 12,786	$ 12,868	$ 12,736	$ 12,879	$ 12,799	$ 12,761	$ 12,735	$ 12,677	$ 12,536	$ 12,456	$ 12,389	$ 12,400	$ 12,253	$ 11,884	$ 11,960	$ 12,055	$ 11,875	$ 11,712	$ 11,617	$ 11,485	$ 11,175	$ 11,451	$ 11,607	$ 11,591	$ 11,471	$ 11,405	$ 11,300	$ 11,250	$ 11,248	$ 11,250	$ 11,026	$ 11,130	$ 11,020	$ 10,934	$ 10,854	$ 10,623	$ 10,747	$ 10,679	$ 10,871	$ 10,869	$ 10,821	$ 10,742	$ 10,755	$ 10,722	$ 10,711	$ 10,752	$ 10,870	$ 10,743	$ 10,700	$ 10,665	$ 10,616	$ 10,578	$ 10,552	$ 10,462	$ 10,457	$ 10,390	$ 10,338	$ 10,303	$ 10,224	$ 10,145	$ 10,088	$ 10,100	$ 10,149	$ 10,124	$ 10,129	$ 10,025	$ 9,995